Janus Henderson VIT U.S. Low Volatility Portfolio

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Common Stocks– 98.9%
Air Freight & Logistics – 0.1%
United Parcel Service Inc	172	$36,887
Automobiles – 0.5%
Tesla Inc*	131	141,166
Biotechnology – 5.9%
AbbVie Inc	1,266	205,231
Amgen Inc	1,125	272,048
Biogen Inc*	2,409	507,335
Gilead Sciences Inc	11,956	710,784
		1,695,398
Commercial Services & Supplies – 2.8%
Copart Inc*	228	28,607
Republic Services Inc	5,342	707,815
Waste Management Inc	387	61,340
		797,762
Communications Equipment – 1.3%
Cisco Systems Inc	604	33,679
Motorola Solutions Inc	1,350	326,970
		360,649
Containers & Packaging – 0.2%
Avery Dennison Corp	139	24,182
Sealed Air Corp	386	25,847
		50,029
Diversified Telecommunication Services – 1.1%
Verizon Communications Inc	6,311	321,482
Electric Utilities – 3.8%
Duke Energy Corp	2,978	332,524
Eversource Energy	2,516	221,886
FirstEnergy Corp	9,031	414,162
Xcel Energy Inc	1,585	114,389
		1,082,961
Food & Staples Retailing – 8.0%
Costco Wholesale Corp	1,588	914,450
Kroger Co	8,704	499,349
Walmart Inc	5,970	889,052
		2,302,851
Food Products – 8.0%
Archer-Daniels-Midland Co	345	31,140
Campbell Soup Co	3,934	175,338
Conagra Brands Inc	822	27,595
Hershey Co	3,011	652,273
Hormel Foods Corp	5,886	303,364
JM Smucker Co	806	109,141
Kellogg Co	3,513	226,553
Mondelez International Inc	12,235	768,113
		2,293,517
Health Care Equipment & Supplies – 7.6%
Danaher Corp	2,365	693,725
ResMed Inc	2,487	603,122
STERIS PLC	2,905	702,342
West Pharmaceutical Services Inc	462	189,748
		2,188,937
Health Care Providers & Services – 1.7%
CVS Health Corp	449	45,443
UnitedHealth Group Inc	876	446,734
		492,177
Health Care Technology – 2.6%
Cerner Corp	7,984	746,983
Hotels, Restaurants & Leisure – 3.0%
Domino's Pizza Inc	1,108	450,967
McDonald's Corp	1,633	403,808
		854,775
Household Durables – 1.2%
Garmin Ltd	3,006	356,542
Household Products – 6.4%
Church & Dwight Co Inc	1,816	180,474
Colgate-Palmolive Co	8,979	680,878
Procter & Gamble Co	6,285	960,348
		1,821,700

Shares		Value
Common Stocks– (continued)
Industrial Conglomerates – 0.1%
3M Co	172	$25,607
Information Technology Services – 2.4%
Accenture PLC	96	32,374
Akamai Technologies Inc*	2,158	257,644
Cognizant Technology Solutions Corp	280	25,108
Gartner Inc*	201	59,790
International Business Machines Corp	2,293	298,136
		673,052
Insurance – 6.2%
Aon PLC - Class A	617	200,914
Arthur J Gallagher & Co	403	70,364
Assurant Inc	1,454	264,381
Marsh & McLennan Cos Inc	3,125	532,563
Progressive Corp/The	3,502	399,193
Willis Towers Watson PLC	1,248	294,803
		1,762,218
Interactive Media & Services – 1.8%
Alphabet Inc - Class A*	95	264,228
Alphabet Inc - Class C*	79	220,646
Facebook Inc*	74	16,455
		501,329
Internet & Direct Marketing Retail – 2.2%
Amazon.com Inc*	195	635,690
Life Sciences Tools & Services – 0.9%
Waters Corp*	872	270,660
Machinery – 0.2%
Otis Worldwide Corp	393	30,241
Trane Technologies PLC	259	39,549
		69,790
Multiline Retail – 2.8%
Dollar General Corp	1,363	303,445
Target Corp	2,276	483,013
		786,458
Multi-Utilities – 2.2%
Consolidated Edison Inc	5,062	479,270
Dominion Energy Inc	1,870	158,894
		638,164
Personal Products – 1.0%
Estee Lauder Cos Inc	1,085	295,467
Pharmaceuticals – 5.5%
Bristol-Myers Squibb Co	1,836	134,083
Eli Lilly & Co	1,747	500,288
Johnson & Johnson	5,275	934,888
		1,569,259
Professional Services – 0.8%
Jacobs Engineering Group Inc	199	27,424
Leidos Holdings Inc	1,822	196,812
		224,236
Semiconductor & Semiconductor Equipment – 0.1%
NVIDIA Corp	112	30,560
Software – 10.0%
Citrix Systems Inc	3,340	337,006
Microsoft Corp	4,223	1,301,993
NortonLifeLock Inc	18,597	493,192
Oracle Corp	8,894	735,801
		2,867,992
Technology Hardware, Storage & Peripherals – 5.8%
Apple Inc	9,551	1,667,700
Wireless Telecommunication Services – 2.7%
T-Mobile US Inc*	5,921	759,960
Total Common Stocks (cost $24,443,660)		28,321,958
Investment Companies– 0.7%
Money Markets – 0.7%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº,£((cost $192,081)	192,062	192,081
Total Investments (total cost $24,635,741) – 99.6%		28,514,039
Cash, Receivables and Other Assets, net of Liabilities – 0.4%		123,908
Net Assets – 100%		$28,637,947

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/22
Investment Companies - 0.7%
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	$80	$-	$-	$192,081
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	1∆	-	-	-
Total Affiliated Investments - 0.7%	$81	$-	$-	$192,081

	Value at 12/31/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 0.7%
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 0.3260%ºº	296,637	4,032,671	(4,137,227)	192,081
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.2313%ºº	-	1,555,733	(1,555,733)	-

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2022.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$28,321,958	$-	$-
Investment Companies	-	192,081	-
Total Assets	$28,321,958	$192,081	$-

Investment Valuation

Securities held by the the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The the Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The the Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2022 and through the date of issuance of the Fund's/Portfolio's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the the Fund’s financial statements other than the following:

The Board of Trustees approved a restructuring of the Portfolio that will result in Janus Henderson Investors US LLC serving as the sole investment adviser of the Portfolio and Ashwin Alankar serving as portfolio manager of the Portfolio, effective on or about June 10, 2022. The restructuring will result in changing the Portfolio's name to Janus Henderson Adaptive Risk Managed U.S. Equity Portfolio and changing the Fund's principal investment strategies and benchmark, among other things; however, the Portfolio's investment objective will not change. Intech Investment Management LLC will continue to serve as subadviser to the Portfolio in the interim.

For additional information on the the Fund, please refer to the the Fund’s most recent semiannual or annual shareholder report.

109-25-70318 05-22